Consolidated Schedule of Investments (unaudited) December 31, 2022	BlackRock Private Investments Fund (Percentages shown are based on Net Assets)

Security	Shares/ Par (000)		Value

Private Equity Investments

Direct Investments — 33.6%(a)(b)(c)

Aerospace & Defense — 4.8%
Sierra Space Corp., Preferred A Shares (Acquired 12/01/21, Cost: $1,579,640)	157,964		$1,579,640
Yellowstone Ultimate Holdings LP (Acquired 11/08/22, Cost: $5,095,482)	—	(d)	5,095,482

			6,675,122

Biotechnology — 2.0%
Lotus Co-Invest LP (Acquired 10/31/22, Cost: $2,659,796)	—	(d)	2,843,737

Capital Markets — 0.0%
FTX Trading Ltd.
B-1 Shares (Acquired 10/20/21, Cost: $224,692)	6,171		—
Common Shares (Acquired 10/20/21, Cost: $583,990).	24,685		—
Series C Preferred Shares (Acquired 02/08/22, Cost: $212,801)	4,591		—
West Realm Shires Services, Inc.
Common Shares (Acquired 11/05/21, Cost: $20,147)	132,000		—
Series A Preferred Shares (Acquired 02/08/22, Cost: $212,795)	93,127		—

			—

Commercial Services & Supplies — 2.5%
Horizon Co-Investment, LP (Acquired 06/10/22, Cost: $1,760,000)(e)	—	(d)	1,824,884
NP Salon Co-Investment LP I (Acquired 04/08/21, Cost: $2,000,000)	—	(d)	1,694,972

			3,519,856

Entertainment — 6.0%
Aleph Infinity Investors 2 LP (Acquired 04/28/22, Cost: $4,792,321)	—	(d)	4,782,123
RB Rouge Co-Invest B LP (Acquired 03/30/21, Cost: $2,995,397)	—	(d)	3,503,332

			8,285,455

Health Care Equipment & Supplies — 1.2%
Chiaro Technology Ltd.
Class C Ordinary Shares (Acquired 07/28/21, Cost: $2,033,660)	295,449		1,469,816
Class CC Ordinary Shares (Acquired 10/25/22, Cost: $225,900)	39,792		247,752

			1,717,568

Health Care Providers & Services — 5.0%
Atlas Co-Investment Fund 2 LP (Acquired 06/30/21, Cost: $946,674)	—	(d)	879,058
C-Bridge Investment Yaneng Ltd. (Acquired 12/16/21, Cost: $3,162,993)	—	(d)	3,322,860
Pacific Avenue Emerald Continuation Fund (A) LP (Acquired 07/30/21, Cost: $1,906,764)	—	(d)	2,815,694

			7,017,612

Health Care Technology — 1.6%
Thirty Madison, Inc., (Promissory Note(f) , 2.37%, 07/15/24 & Warrant, expires 07/15/24, Strike Price USD 0.01) (Acquired 08/12/22, Cost: $2,037,966)	2,038		2,230,055

Security	Shares/ Par (000)		Value

Household Durables — 1.7%
SL Riviera Investors 2021 LP (Acquired 04/14/21, Cost: $2,078,007)	—	(d) $	2,332,863

Internet & Direct Marketing Retail — 3.1%
Attentive Mobile, Inc.
Common Shares (Acquired 04/16/21, Cost: $2,181,218)	74,536		3,637,357
Preferred A1 Shares (Acquired 04/16/21, Cost: $595,026)	13,033		636,011
Preferred B Shares (Acquired 04/16/21, Cost: $94,643)	2,073		101,162

			4,374,530

IT Services — 1.4%
OwnBackup Ltd.
Ordinary Shares (Acquired 07/23/21, Cost: $1,022,514)	91,427		987,733
Preferred A Shares (Acquired 07/23/21, Cost: $816,170)	72,977		788,408
Preferred A1 Shares (Acquired 07/23/21, Cost: $19,896)	1,779		19,220
Preferred B1 Shares (Acquired 07/23/21, Cost: $75,424)	6,744		72,859
Preferred C Shares (Acquired 07/23/21, Cost: $48,192)	4,309		46,552
Preferred C1 Shares (Acquired 07/23/21, Cost: $17,805)	1,592		17,199

			1,931,971

Software — 4.3%
Acronis AG, Preferred E Shares (Acquired 04/06/22, Cost: $1,681,862)	20,378		1,776,189
Ecovadis S.A.S.
Ordinary Shares (Acquired 10/04/22, Cost: $1,517,650)	635		1,628,955
Series A Preferred Shares (Acquired 10/04/22, Cost: $568,820)	238		610,538
Series B Preferred Shares (Acquired 10/04/22, Cost: $186,420)	78		200,092
Flexe, Inc., Series D Preferred Shares (Acquired 06/14/22, Cost: $1,714,289)	84,056		1,714,289

			5,930,063

Total Direct Investments — 33.6%			46,858,832

	Shares

Primary Investments — 0.1%

Diversified — 0.1%
Grotech Ventures IV, LP (Acquired 10/11/22, Cost: $97,146)(a)(b)(c)	—	(d)	97,146

Secondary Investments — 25.5%(a)(c)

Commercial Services & Supplies — 1.2%
Amberjack Capital Feeder Fund B LP (Acquired 12/01/21, Cost: $300,051)	—	(d)	327,160
Platinum Equity Continuation Fund LP (Acquired 12/16/21, Cost: $1,717,529)(b)	—	(d)	1,384,717

			1,711,877

1

Consolidated Schedule of Investments (unaudited) (continued) December 31, 2022	BlackRock Private Investments Fund (Percentages shown are based on Net Assets)

Security	Shares		Value

Diversified(b) — 8.4%
GA Atlas, LP (Acquired 03/22/22, Cost: $2,893,372)	—	(d) $	2,368,208
Grotech Ventures III, LP (Acquired 09/30/22, Cost: $1,458,717)	—	(d)	1,492,768
Inovia Continuity Fund I, LP (Acquired 09/17/21, Cost: $1,893,420)	—	(d)	1,793,568
Roark Capital Partners CF LP (Acquired 08/26/22, Cost: $2,884,526)	—	(d)	3,254,291
STG Alternative Investments SCA SICAV RAIF Sub Fund E (Acquired 10/01/21, Cost: $1,805,183)	—	(d)	2,835,135

			11,743,970

Electronic Equipment, Instruments & Components — 1.9%
Behrman Capital Micross CF LP (Acquired 02/24/22, Cost: $2,328,316)(b)	—	(d)	2,674,057

Energy Equipment & Services — 3.0%
Amberjack Capital Feeder Fund Cayman LP (Acquired 12/01/21, Cost: $2,216,972)	—	(d)	4,139,759

Food Products(b) — 5.2%
CREO Capital Partners V-A LP (Acquired 09/20/21, Cost: $2,812,395)	—	(d)	3,598,509
Kohlberg TE Investors VII CV LP (Acquired 07/13/21, Cost: $3,013,310)	—	(d)	3,687,885

			7,286,394

Health Care Providers & Services — 3.4%
Zenyth Partners Continuation Fund, LP (Acquired 09/29/22, Cost: $4,330,263)(b)	—	(d)	4,720,536

Trading Companies & Distributors — 2.4%
Bain Capital Empire Holdings, LP (Acquired 10/27/22, Cost: $3,326,044)(b)	—	(d)	3,337,795

Total Secondary Investments — 25.5%			35,614,388

Total Private Equity Investments — 59.2% (Cost: $76,146,198)			82,570,366

	Par (000)

Asset-Backed Securities
Battalion CLO XIX Ltd., Series 2021-19A, Class B, (3 mo. LIBOR US + 1.60%), 5.68%, 04/15/34(g)(h)	$1,000		945,311
Dryden 58 CLO Ltd., Series 2018-58A, Class B, (3 mo. LIBOR US + 1.50%), 5.58%, 07/17/31(g)(h)	750		722,956
Galaxy XXVII CLO Ltd., Series 2018-27A, Class C, (3 mo. LIBOR US + 1.80%), 6.44%, 05/16/31(g)(h)	700		658,674
Palmer Square CLO Ltd.(g)(h) Series 2018-1A, Class A2, (3 mo. LIBOR US + 1.45%), 5.64%, 04/18/31	1,000		968,534
Series 2022-1A, Class B, (3 mo. SOFR + 1.80%), 5.76%, 04/20/35	1,000		952,794
Signal Peak CLO 8 Ltd., Series 2018-8A, Class C, (3 mo. LIBOR US + 2.00%), 6.24%, 04/20/33(g)(h)	750		705,886

Total Asset-Backed Securities — 3.6% (Cost: $5,192,180)			4,954,155

Security	Par (000)	Value

Corporate Bonds

Automobiles — 0.9%
Mercedes-Benz Finance North America LLC, 5.50%, 11/27/24(h)	$1,185	$1,191,698

Banks(g) — 3.4%
Citizens Bank NA/Providence RI, (1 day SOFR + 1.40%), 4.12%, 05/23/25	2,500	2,446,296
Wells Fargo & Co., (1 day SOFR + 1.56%), 4.54%, 08/15/26	2,305	2,258,806

		4,705,102

Building Materials — 0.2%
Standard Industries, Inc., 4.75%, 01/15/28(h)	324	291,564

Building Products — 0.1%
Advanced Drainage Systems, Inc., 5.00%, 09/30/27(h)	215	200,549

Chemicals — 0.2%
WESCO Distribution, Inc., 7.13%, 06/15/25(h)	240	243,003

Consumer Finance — 2.6%
S&P Global, Inc., 2.45%, 03/01/27(h)	4,000	3,653,164

Diversified Financial Services — 6.5%
Bank of America Corp., (1 day SOFR + 1.11%), 3.84%, 04/25/25(g)	4,000	3,905,298
Blackstone Holdings Finance Co. LLC, 5.90%, 11/03/27	1,000	1,007,487
Morgan Stanley, (1 day SOFR + 0.51%), 0.79%, 01/22/25(g)	3,000	2,838,148
UBS Group AG, (1 year CMT + 1.55%), 4.49%, 05/12/26(g)(h)	1,380	1,348,762

		9,099,695

Diversified Telecommunication Services — 0.2%
Level 3 Financing, Inc., 4.63%, 09/15/27(h)	330	274,725

Electric Utilities — 1.4%
Edison International, 4.70%, 08/15/25	2,000	1,956,908

Environmental, Maintenance & Security Service — 0.2%
GFL Environmental, Inc., 5.13%, 12/15/26(h)	273	261,072

Equity Real Estate Investment Trusts (REITs) — 0.2%
MPT Operating Partnership LP/MPT Finance Corp., 5.00%, 10/15/27	331	278,215

Food & Staples Retailing — 0.2%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 5.88%, 02/15/28(h)	243	231,015

Health Care Equipment & Supplies(h) — 1.0%
Avantor Funding, Inc., 4.63%, 07/15/28	163	148,108
GE HealthCare Technologies, Inc., 5.55%, 11/15/24	1,265	1,269,555

		1,417,663

Health Care Providers & Services — 0.1%
Tenet Healthcare Corp., 4.63%, 09/01/24(h)	127	123,350

Health Care Technology — 0.1%
IQVIA, Inc., 5.00%, 10/15/26(h)	208	198,609

Hotels, Restaurants & Leisure(h) — 0.3%
Burger King (Restaurant Brands Int)/New Red Finance, Inc., 3.88%, 01/15/28	104	93,033
Hilton Domestic Operating Co., Inc., 5.75%, 05/01/28	282	273,540

		366,573

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	2

Consolidated Schedule of Investments (unaudited) (continued) December 31, 2022	BlackRock Private Investments Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Independent Power and Renewable Electricity Producers — 0.2%
Clearway Energy Operating LLC, 4.75%, 03/15/28(h)	$347	$320,262

Internet & Direct Marketing Retail — 2.7%
Meta Platforms, Inc., 3.50%, 08/15/27	4,000	3,728,001

Internet Software & Services(h) — 0.3%
Go Daddy Operating Co. LLC/GD Finance Co., Inc., 5.25%, 12/01/27	118	111,682
Match Group Holdings II LLC, 4.63%, 06/01/28	333	296,856

		408,538

IT Services — 0.1%
Gartner, Inc., 4.50%, 07/01/28(h)	161	150,105

Media(h) — 0.5%
CCO Holdings LLC/CCO Holdings Capital Corp., 5.00%, 02/01/28	291	264,225
Sirius XM Radio, Inc., 5.00%, 08/01/27	243	224,620
Videotron Ltd., 5.38%, 06/15/24	192	189,600

		678,445

Metals & Mining(h) — 0.2%
Arconic Corp.
6.00%, 05/15/25	101	99,293
6.13%, 02/15/28	138	129,480

		228,773

Semiconductors & Semiconductor Equipment — 2.4%
Broadcom, Inc., 3.15%, 11/15/25	3,000	2,841,698
Sensata Technologies BV(h)
5.63%, 11/01/24	187	185,201
5.00%, 10/01/25	277	270,521

		3,297,420

Software — 0.2%
Open Text Corp., 6.90%, 12/01/27	201	201,000
PTC, Inc., 3.63%, 02/15/25(h)	140	133,340

		334,340

Textiles, Apparel & Luxury Goods(h) — 0.2%
Hanesbrands, Inc., 4.88%, 05/15/26	119	106,335
William Carter Co., 5.63%, 03/15/27	142	136,209

		242,544

Thrifts & Mortgage Finance — 0.1%
Rocket Mortgage LLC/Rocket Mortgage Co.-Issuer, Inc., 2.88%, 10/15/26(h)	233	199,719

Utilities — 0.1%
Pattern Energy Operations LP/Pattern Energy Operations, Inc., 4.50%, 08/15/28(h)	163	146,151

Wireless Telecommunication Services — 1.6%
Sprint LLC, 7.63%, 03/01/26	250	263,077
VICI Properties LP/VICI Note Co., Inc., 5.63%, 05/01/24(h)	2,000	1,980,520

		2,243,597

Total Corporate Bonds — 26.2% (Cost: $37,320,815)		36,470,800

Security	Par (000)	Value

Floating Rate Loan Interests(g)

Air Freight & Logistics — 0.1%
XPO Logistics, Inc., 2018 Term Loan B, (1 mo. LIBOR + 1.75%), 5.93%, 02/24/25	$129	$128,294

Airlines — 0.3%
AAdvantage Loyalty IP Ltd., 2021 Term Loan, (3 mo. LIBOR + 4.75%, 0.75% Floor), 8.99%, 04/20/28	43	42,765
Air Canada, 2021 Term Loan B, (3 mo. LIBOR + 3.50%, 0.75% Floor), 8.13%, 08/11/28	159	156,717
United Airlines, Inc., 2021 Term Loan B, (3 mo. LIBOR + 3.75%, 0.75% Floor), 8.11%, 04/21/28	159	156,599

		356,081

Building Materials — 0.1%
GYP Holdings III Corp., 2021 Term Loan B, 06/01/25(i)	100	99,675
Summit Materials LLC, Term Loan B, (3 mo. SOFR CME + 3.00%), 7.61%, 12/14/27(a)	3	2,996

		102,671

Building Products — 0.2%
Advanced Drainage Systems, Inc., Term Loan B, (1 mo. SOFR CME + 2.25%), 6.47%, 07/31/26	36	35,756
CPG International LLC, 2022 Term Loan B, (1 mo. SOFR CME + 2.50%, 0.50% Floor), 6.92%, 04/28/29	46	44,508
Jeld-Wen, Inc., 2021 Term Loan B, (1 mo. LIBOR + 2.25%), 6.63%, 07/28/28	131	122,116
Standard Industries, Inc., 2021 Term Loan B, (3 mo. LIBOR + 2.25%, 0.50% Floor), 6.43%, 09/22/28	60	59,705

		262,085

Capital Markets — 0.2%
Deerfield Dakota Holding LLC, 2020 USD Term Loan B, 04/09/27(i)	25	23,305
Focus Financial Partners LLC, 2021 Term Loan B4, (1 mo. SOFR CME + 2.50%, 0.50% Floor), 6.82%, 06/30/28	117	114,585
Greenhill & Co., Inc., Term Loan B, (1 mo. LIBOR + 3.25%), 7.63%, 04/12/24	178	172,801

		310,691

Chemicals — 0.2%
Axalta Coating Systems U.S. Holdings, Inc., 2022 USD Term Loan B, (3 mo. SOFR CME + 3.00%, 0.50% Floor), 7.51%, 12/20/29	42	42,000
Element Solutions, Inc., 2019 Term Loan B1, (1 mo. LIBOR + 2.00%), 6.32%, 01/31/26	68	68,132
INEOS U.S. Finance LLC, 2021 USD Term Loan B, (1 mo. SOFR CME + 2.50%, 0.50% Floor), 6.92%, 11/08/28	99	95,487
Messer Industries GmbH, 2018 USD Term Loan, (3 mo. LIBOR + 2.50%), 7.23%, 03/02/26	82	80,666
PQ Corp., 2021 Term Loan B, (3 mo. LIBOR + 2.50%, 0.50% Floor), 6.91%, 06/09/28	59	57,497

		343,782

Commercial Services & Supplies — 0.3%
Aramark Services, Inc., 2018 Term Loan B3, (1 mo. LIBOR + 1.75%), 6.13%, 03/11/25	174	172,641
Clean Harbors, Inc., 2021 Incremental Term Loan B, (1 mo. LIBOR + 2.00%), 6.38%, 10/08/28	74	73,303

3

Consolidated Schedule of Investments (unaudited) (continued) December 31, 2022	BlackRock Private Investments Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Services & Supplies (continued)
Covanta Holding Corp.
2021 Term Loan C, (1 mo. SOFR CME + 2.50%, 0.50% Floor), 6.82%, 11/30/28	$5	$5,670
2021 Term Loan B, (1 mo. SOFR CME + 2.50%, 0.50% Floor), 6.82%, 11/30/28	76	75,130
GFL Environmental, Inc., 2020 Term Loan, (3 mo. LIBOR + 3.00%, 0.50% Floor), 7.41%, 05/30/25	45	44,713
Prime Security Services Borrower LLC, 2021 Term Loan, (3 mo. LIBOR + 2.75%, 0.75% Floor), 6.50%, 09/23/26	55	54,534

		425,991

Construction & Engineering — 0.0%
Brand Energy & Infrastructure Services, Inc., 2017 Term Loan, (3 mo. LIBOR + 4.25%, 1.00% Floor), 8.49%, 06/21/24	2	1,371

Consumer Discretionary — 0.1%
APi Group DE, Inc., 2021 Incremental Term Loan B, (1 mo. LIBOR + 2.75%), 7.13%, 01/03/29	92	90,659

Diversified Consumer Services — 0.1%
Bright Horizons Family Solutions LLC, 2021 Term Loan B, (1 mo. LIBOR + 2.25%, 0.50% Floor), 6.69%, 11/24/28	137	133,888
FrontDoor, Inc., 2021 Term Loan B, (1 mo. LIBOR + 2.25%), 6.63%, 06/17/28	30	30,299

		164,187

Diversified Financial Services — 0.2%
Castlelake Aviation Ltd., Term Loan B, (3 mo. LIBOR + 2.75%, 0.50% Floor), 7.52%, 10/22/26	59	58,042
Cogeco Financing 2 LP, 2021 Incremental Term Loan B, (1 mo. LIBOR + 2.50%, 0.50% Floor), 6.88%, 09/01/28	119	115,506
Setanta Aircraft Leasing Designated Activity Co., Term Loan B, (3 mo. LIBOR + 2.00%), 6.73%, 11/05/28	139	138,096

		311,644

Diversified Telecommunication Services — 0.1%
Iridium Satellite LLC, 2021 Term Loan B2, (1 mo. LIBOR + 2.50%, 0.75% Floor), 6.92%, 11/04/26	104	102,293
Level 3 Financing, Inc., 2019 Term Loan B, (1 mo. LIBOR + 1.75%), 6.13%, 03/01/27	88	84,480

		186,773

Electrical Equipment — 0.0%
Generac Power Systems, Inc., 2019 Term Loan B, (1 mo. SOFR CME + 1.75%), 5.97%, 12/13/26	33	32,296

Entertainment — 0.0%
Delta 2 Lux SARL, Term Loan B, 01/15/30(i)	65	64,727

Environmental, Maintenance & Security Service — 0.1%
Asplundh Tree Expert LLC, 2021 Term Loan B, (1 mo. LIBOR + 1.75%), 6.13%, 09/07/27	162	162,137

Food & Staples Retailing — 0.2%
BJ’s Wholesale Club, Inc., 2017 1st Lien Term Loan, (1 mo. LIBOR + 2.00%), 6.27%, 02/03/24	98	97,600

Security	Par (000)	Value

Food & Staples Retailing (continued)
Nomad Foods U.S. LLC, 2022 Term Loan B, 02/01/230.00%, 11/12/29	$48	$48,194
U.S. Foods, Inc., 2019 Term Loan B, (1 mo. LIBOR + 2.00%), 6.38%, 09/13/26	120	118,168

		263,962

Food Products — 0.0%
B&G Foods, Inc., 2019 Term Loan B4, (1 mo. LIBOR + 2.50%), 6.88%, 10/10/26	13	12,241
Hostess Brands LLC, 2019 Term Loan, (3 mo. LIBOR + 2.25%, 0.75% Floor), 6.65%, 08/03/25	50	53,483

		65,724

Health Care Technology — 0.1%
IQVIA, Inc., 2018 USD Term Loan B3, (3 mo. LIBOR + 1.75%), 6.48%, 06/11/25	109	108,131

Hotels, Restaurants & Leisure — 0.8%
Aristocrat Technologies, Inc., 2022 Term Loan B, (3 mo. SOFR CME + 2.25%, 0.50% Floor), 6.93%, 05/24/29	23	22,451
Bally’s Corp., 2021 Term Loan B, (3 mo. LIBOR + 3.25%, 0.50% Floor), 7.54%, 10/02/28	72	66,687
Burger King (Restaurant Brands Int), Term Loan B4, (3 mo. LIBOR + 1.75%), 6.14%, 11/19/26	193	189,778
Churchill Downs, Inc., 2021 Incremental Term Loan B1, (1 mo. LIBOR + 2.00%), 6.39%, 03/17/28	75	74,028
Flutter Financing B.V., 2022 USD Term Loan B, (3 mo. SOFR CME + 3.25%, 0.50% Floor), 8.09%, 07/22/28	21	20,828
Four Seasons Hotels Ltd., 2022 Term Loan B, (1 mo. SOFR CME + 3.25%, 0.50% Floor), 7.67%, 11/30/29	27	26,990
Hilton Worldwide Finance LLC, 2019 Term Loan B2, (1 mo. LIBOR + 1.75%), 6.17%, 06/22/26	177	176,296
Penn National Gaming, Inc., 2022 Term Loan B, (1 mo. SOFR CME + 2.75%, 0.50% Floor), 7.17%, 05/03/29	68	66,918
Playtika Holding Corp., 2021 Term Loan, 03/13/28(i)	74	70,381
Scientific Games International, Inc., 2022 USD Term Loan, (1 mo. SOFR CME + 3.00%, 0.50% Floor), 7.42%, 04/14/29	106	104,615
Station Casinos LLC, 2020 Term Loan B, 02/08/27(i)	73	71,477
Wyndham Hotels & Resorts, Inc., Term Loan B, (1 mo. LIBOR + 1.75%), 6.13%, 05/30/25	165	164,670

		1,055,119

Household Products — 0.0%
Spectrum Brands, Inc., 2021 Term Loan, (1 mo. LIBOR + 2.00%, 0.50% Floor), 6.60%, 03/03/28	36	35,469

Interactive Media & Services — 0.2%
Adevinta ASA, USD Term Loan B, (3 mo. LIBOR + 2.75%, 0.75% Floor), 7.48%, 06/26/28	182	179,700
Go Daddy Operating Co. LLC, 02/01/230.00%, 02/01/23 .	101	100,208

		279,908

IT Services — 0.4%
Fleetcor Technologies Operating Co. LLC, 2021 Term Loan B4, (1 mo. LIBOR + 1.75%), 6.13%, 04/28/28	185	183,256
Maximus, Inc., Term Loan B, (1 mo. LIBOR + 2.00%, 0.50% Floor), 6.42%, 05/28/28	75	74,114
Trans Union LLC, 2019 Term Loan B5, (1 mo. LIBOR + 1.75%), 6.13%, 11/16/26	185	181,699

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	4

Consolidated Schedule of Investments (unaudited) (continued) December 31, 2022	BlackRock Private Investments Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

IT Services (continued)
WEX, Inc., 2021 Term Loan, (1 mo. LIBOR + 2.25%), 6.63%, 03/31/28	$119	$117,994
ZoomInfo LLC, 2021 Term Loan B, (1 mo. SOFR CME + 3.00%), 7.48%, 02/02/26	21	20,901

		577,964

Life Sciences Tools & Services — 0.3%
Avantor Funding, Inc., 2021 Term Loan B5, (1 mo. LIBOR + 2.25%, 0.50% Floor), 6.63%, 11/08/27	144	143,612
ICON Luxembourg SARL, LUX Term Loan, (3 mo. LIBOR + 2.25%, 0.50% Floor), 7.00%, 07/03/28	162	161,039
PRA Health Sciences, Inc., US Term Loan, (3 mo. LIBOR + 2.25%, 0.50% Floor), 7.00%, 07/03/28	40	40,123

		344,774

Machinery — 0.1%
Allison Transmission, Inc., 2019 Term Loan B, (1 mo. LIBOR + 1.75%), 6.14%, 03/29/26	49	48,864
Clark Equipment Co., 2022 Term Loan B, (3 mo. SOFR CME + 2.50%, 0.50% Floor), 7.18%, 04/20/29	18	17,591
Zurn LLC, 2021 Term Loan B, (1 mo. LIBOR + 2.00%, 0.50% Floor), 6.38%, 10/04/28	32	32,548

		99,003

Media — 0.5%
Cogeco Communications USA II LP, Term Loan B, (1 mo. LIBOR + 2.00%), 6.38%, 01/03/25	37	36,573
CSC Holdings LLC, 2019 Term Loan B5, (1 mo. LIBOR + 2.50%), 6.82%, 04/15/27	19	16,728
E.W. Scripps Co., 2020 Term Loan B3, (1 mo. LIBOR + 2.75%, 0.75% Floor), 7.13%, 01/07/28	8	7,958
Lions Gate Capital Holdings LLC, 2018 Term Loan B, (1 mo. LIBOR + 2.25%), 6.63%, 03/24/25	188	178,965
Midcontinent Communications, 2019 Term Loan B, (1 mo. SOFR CME + 1.75%), 6.07%, 08/15/26(a)	98	97,196
Nexstar Broadcasting, Inc., 2019 Term Loan B4, (1 mo. LIBOR + 2.50%), 6.88%, 09/18/26	54	53,818
UPC Financing Partnership, 2021 USD Term Loan AX, (1 mo. LIBOR + 2.93%), 7.24%, 01/31/29	16	15,600
Virgin Media Bristol LLC, 2020 USD Term Loan Q, (1 mo. LIBOR + 3.25%), 7.57%, 01/31/29	111	110,007
WMG Acquisition Corp., 2021 Term Loan G, (1 mo. LIBOR + 2.13%), 6.51%, 01/20/28	184	181,623

		698,468

Mortgage Real Estate Investment Trusts (REITs) — 0.1%
Starwood Property Trust, Inc., 2021 Term Loan B2, (1 mo. LIBOR + 3.25%, 0.75% Floor), 7.63%, 07/26/26(a)	148	145,903

Oil, Gas & Consumable Fuels — 0.0%
Murphy USA, Inc., Term Loan B, (1 mo. LIBOR + 1.75%, 0.50% Floor), 5.93%, 01/31/28	35	35,365

Personal Products — 0.0%
Prestige Brands, Inc., 2021 Term Loan B5, (1 mo. LIBOR + 2.00%, 0.50% Floor), 6.38%, 07/03/28	33	32,642

Pharmaceuticals — 0.4%
Catalent Pharma Solutions, Inc., 2021 Term Loan B3, (1 mo. LIBOR + 2.00%, 0.50% Floor), 6.38%, 02/22/28	36	35,195

Security	Par (000)	Value

Pharmaceuticals (continued)
Elanco Animal Health, Inc., Term Loan B, (1 mo. LIBOR + 1.75%), 5.87%, 08/01/27	$179	$171,727
Grifols Worldwide Operations USA, Inc., USD 2019 Term Loan B, (1 mo. LIBOR + 2.00%), 6.38%, 11/15/27	94	90,351
Jazz Financing Lux SARL, USD Term Loan, (1 mo. LIBOR + 3.50%, 0.50% Floor), 7.88%, 05/05/28	134	132,877
Option Care Health, Inc., 2021 Term Loan B, (1 mo. LIBOR + 2.75%, 0.50% Floor), 7.13%, 10/27/28	54	53,449
Perrigo Investments LLC, Term Loan B, (1 mo. SOFR CME + 2.5%, 0.50% Floor), 6.92%, 04/20/29(a)	45	45,241

		528,840

Real Estate Management & Development — 0.1%
Cushman & Wakefield U.S. Borrower LLC, 2020 Term Loan B, (1 mo. LIBOR + 2.75%), 7.13%, 08/21/25	112	108,846

Road & Rail — 0.3%
Avis Budget Car Rental LLC, 2020 Term Loan B, (1 mo. LIBOR + 1.75%), 6.14%, 08/06/27	191	184,137
Genesee & Wyoming, Inc., Term Loan, (3 mo. LIBOR + 2.00%), 6.73%, 12/30/26	183	182,267

		366,404

Semiconductors & Semiconductor Equipment — 0.1%
ON Semiconductor Corp., 2019 Term Loan B, (1 mo. LIBOR + 2.00%), 6.42%, 09/19/26	89	88,669
Synaptics, Inc., Term Loan B, (6 mo. LIBOR + 2.25%, 0.50% Floor), 7.40%, 12/02/28	70	68,535

		157,204

Software — 0.5%
Informatica LLC, 2021 USD Term Loan B, (1 mo. LIBOR + 2.75%), 7.19%, 10/27/28	139	136,032
NortonLifeLock, Inc., 2022 Term Loan B, (1 mo. SOFR CME + 2.00%, 0.50% Floor), 6.42%, 09/12/29	186	183,027
Restoration Hardware, Inc., Term Loan B, (1 mo. LIBOR + 2.50%, 0.50% Floor), 6.88%, 10/20/28	53	48,260
SS&C Technologies, Inc., 2018 Term Loan B5, (1 mo. LIBOR + 1.75%), 6.13%, 04/16/25	150	147,417
Tempo Acquisition LLC, 2022 Term Loan B, (1 mo. SOFR CME + 3.00%), 7.32%, 08/31/28	148	147,536

		662,272

Specialty Retail — 0.2%
Belron Finance U.S. LLC 2019 USD Term Loan B3, (3 mo. LIBOR + 2.25%), 6.69%, 10/30/26	64	63,500
2021 USD Term Loan B, (3 mo. LIBOR + 2.50%, 0.50% Floor), 7.06%, 04/13/28	28	28,163
Leslie’s Poolmart, Inc., 2021 Term Loan B, (3 mo. LIBOR + 2.50%, 0.50% Floor), 7.23%, 03/09/28	93	91,237
PetSmart, Inc., 2021 Term Loan B, (1 mo. LIBOR + 3.75%, 0.75% Floor), 8.13%, 02/11/28	62	60,090

		242,990

Textiles, Apparel & Luxury Goods — 0.0%
Crocs, Inc., Term Loan B, (3 mo. SOFRTE + 3.50%, 0.50% Floor), 7.80%, 02/20/29	59	57,301

Trading Companies & Distributors — 0.1%
Beacon Roofing Supply, Inc., 2021 Term Loan B, (1 mo. LIBOR + 2.25%), 6.63%, 05/19/28	156	154,309

5

Consolidated Schedule of Investments (unaudited) (continued) December 31, 2022	BlackRock Private Investments Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Wireless Telecommunication Services — 0.1%
SBA Senior Finance II LLC, 2018 Term Loan B, (1 mo. LIBOR + 1.75%), 6.14%, 04/11/25	$136	$135,823

Total Floating Rate Loan Interests — 6.5% (Cost: $9,200,762)		9,099,810

Total Long-Term Investments — 95.5% (Cost: $127,859,955)		133,095,131

	Shares

Short-Term Securities

Money Market Funds — 4.8%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 4.03%(j)(k)	6,642,979	6,642,979

Total Short-Term Securities — 4.8% (Cost: $6,642,979)		6,642,979

Total Investments — 100.3% (Cost: $134,502,934)		139,738,110

Liabilities in Excess of Other Assets — (0.3)%		(374,748)

Net Assets — 100.0%		$139,363,362

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b)	Non-income producing security.

(c)

Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $82,570,366, representing 59.3% of its net assets as of period end, and an original cost of $76,146,198.

(d)	Investment does not issue shares.
(e)	Investment is held by a wholly-owned subsidiary.
(f)	Convertible security.
(g)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(h)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(i)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(j)	Affiliate of the Fund.
(k)	Annualized 7-day yield as of period end.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/22	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/22	Shares Held at 12/31/22	Income	Capital Gain Distributions from Underlying Funds

BlackRock Liquidity Funds, T-Fund, Institutional Class	$5,164,845	$1,478,134	(a)	$—	$—	$—	$6,642,979	6,642,979	$100,269	$—

(a)	Represents net amount purchased (sold).

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	6

Consolidated Schedule of Investments (unaudited) (continued) December 31, 2022	BlackRock Private Investments Fund

Fair Value Hierarchy as of Period End (continued)

inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Consolidated Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Private Equity Investments
Direct Investments	$—	$—	$46,858,832	$46,858,832
Secondary Investments	—	—	35,614,388	35,614,388
Primary Investments	—	—	97,146	97,146
Asset-Backed Securities	—	4,954,155	—	4,954,155
Corporate Bonds	—	36,470,800	—	36,470,800
Floating Rate Loan Interests	—	8,808,474	291,336	9,099,810
Short-Term Securities
Money Market Funds	6,642,979	—	—	6,642,979

	$6,642,979	$50,233,429	$82,861,702	$139,738,110

A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Direct Investment	Secondary Investments	Primary Investments	Floating Rate Loan Interests	Total

Assets
Opening balance, as of March 31, 2022	$23,746,393	$18,738,636	$—	$1,269,009	$43,754,038
Transfers into Level 3	—	—	—	298,191	298,191
Transfers out of Level 3	—	—	—	(1,120,505)	(1,120,505)
Accrued discounts/premiums	—	—	—	95	95
Net realized gain (loss)	—	—	—	(4,429)	(4,429)
Net change in unrealized appreciation (depreciation)(a)	(943,226)	4,371,739	—	(712)	3,427,801
Purchases	24,060,335	12,773,357	97,146	173,308	37,104,146
Sales	(4,670)	(269,344)	—	(323,621)	(597,635)

Closing balance, as of December 31, 2022	$46,858,832	$35,614,388	$97,146	$291,336	$82,861,702

Net change in unrealized appreciation (depreciation) on investments still held at December 31, 2022(a)	$(943,226)	$4,371,739	$—	$(712)	$3,427,801

(a)

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at December 31, 2022 is generally due to investments no longer held or categorized as Level 3 at period end.

The following table summarizes the valuation approaches used and unobservable inputs utilized by the BlackRock Valuation Committee (the “Valuation Committee”) to determine the value of certain of the Fund’s Level 3 financial instruments as of period end. The table does not include Level 3 financial instruments with values based upon unadjusted third-party pricing information in the amount of $291,336. A significant change in third party information could result in a significantly lower or higher value of such Level 3 financial instruments.

	Value	Valuation Approach	Unobservable Inputs	Range of Unobservable Inputs Utilized	(a)	Weighted Average of Unobservable Inputs Based on Fair Value

Assets
Direct Investments(b)	$46,858,832	Market	EBITDA Multiple	5.00x - 19.50x		11.81x
			EBIT Multiple	10.75x		—
			Revenue Multiple	1.52x - 25.75x		10.20x

7

Consolidated Schedule of Investments (unaudited) (continued) December 31, 2022	BlackRock Private Investments Fund

	Value	Valuation Approach	Unobservable Inputs	Range of Unobservable Inputs Utilized	(a)	Weighted Average of Unobservable Inputs Based on Fair Value

Secondary Investments(b)	$35,614,388	Market	Market Adjustment Factor	0.99x - 1.05x		1.02x

Primary Investments(b)	97,146	Market

	$82,570,366

(a)	A significant change in unobservable input would have resulted in a correlated (inverse) significant change to value.
(b)

The fund valued certain of its Level 3 Direct, Primary and Secondary Investments using recent transactions as the best approximation of fair value. The value of Level 3 investments obtained using recent prior transaction prices, for which inputs are unobservable, is $11,374,161 as of December 31, 2022.

Portfolio Abbreviation

CLO	Collateralized Loan Obligation

CMT	Constant Maturity Treasury

LIBOR	London Interbank Offered Rate

S&P	Standard & Poor’s

SCA	Societe en Commandite par Actions

SOFR	Secured Overnight Financing Rate

SOFR CME	Secured Overnight Financing Rate Chicago Mercantile Exchange

SOFRTE	Term Secured Overnight Financing Rate

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	8